Segment reporting (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2024
1
Total revenues 12,196 4,695 1,543 5,554 1,402 (747) 24,642
Credit loss expense / (release) (4) 146 0 26 35 (2) 201
Operating expenses 10,228 2,800 1,303 4,496 1,818 (48) 20,597
Operating profit / (loss) before tax 1,972 1,748 241 1,032 (451) (699) 3,844
Tax expense / (benefit) 905
Net profit / (loss) 2,939
As of 30 June 2024
Total assets 557,716 450,835 22,439 419,978 96,574 13,435 1,560,976

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items
Negative
goodwill
2
UBS Group
For the six months ended 30 June 2023
1
Total revenues 10,049 3,087 1,086 4,401 185 (524) 18,284
Negative goodwill 27,264 27,264
Credit loss expense / (release) 164 237 1 139 119 2 662
Operating expenses 7,646 1,597 911 3,891 1,235 416 15,696
Operating profit / (loss) before tax 2,239 1,253 174 372 (1,169) (942) 27,264 29,191
Tax expense / (benefit) 820
Net profit / (loss) 28,371
As of 31 December 2023
2, 3
Total assets 567,648 483,794 21,804 428,269 201,131 14,277 1,716,924
1 Refer to “Note 3 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2023 for more information about the Group’s reporting segments.

2 Comparative-period information
has been revised. Refer to Note 2 for more information.

3 Comparative-period information has been restated for Group Treasury allocations.